Commitments and Contingencies - Lease and Purchase Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments under noncancelable operating leases and purchase commitments
2019	$ 59,182
2020	29,036
2021	10,427
2022	6,892
2023	5,438
Thereafter	20,813
Total future minimum commitment payments	131,788
Operating Leases
2019	54,818
2020	54,738
2021	50,794
2022	42,048
2023	19,089
Thereafter	32,894
Total future minimum commitment payments	254,381
Operating lease rental expense
Rental expense under all operating leases	$ 128,600	$ 134,000	$ 122,900